Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Total revenues	$ 5,000	$ 30,000	$ 3,153,500	$ 591,500
OPERATING EXPENSES
Research and development	1,106,000	399,000	2,387,270	1,573,085
General and administrative	1,220,000	593,000	3,893,881	1,288,783
Total operating expenses	2,326,000	992,000	6,281,151	2,861,868
Loss from operations	(2,321,000)	(962,000)	(3,127,651)	(2,270,368)
OTHER EXPENSE, NET
Loss on equity securities, net				(7,585)
Interest expense, net	(99,000)	(86,000)	(558,082)	(15,878)
Interest and dividend income			283,160	1,757
Fair value inception adjustment on convertible promissory note		2,240,000	2,240,000	(179,000)
Change in fair value of convertible promissory notes	(7,017,000)	294,000	5,355,661	(88,000)
Change in fair value of warrants		172,000	1,076,766	(124,118)
Other income, net				1,084
Total other expense, net	(7,116,000)	2,620,000	8,397,505	(411,740)
NET LOSS ATTRIBUTABLE TO AGEX	$ (9,437,000)	$ 1,658,000	$ 5,269,854	$ (2,682,108)
NET LOSS PER COMMON SHARE:
BASIC	$ (3.38)	$ 0.77	$ 2.30	$ (1.25)
DILUTED	$ (3.38)	$ 0.20	$ 1.46	$ (1.25)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
BASIC	2,790,000	2,167,000	2,288,377	2,145,002
DILUTED	2,790,000	8,569,000	4,005,072	2,145,002
Agex Therapeutics Inc [Member]
REVENUES
Total revenues			$ 142,000	$ 34,000
Cost of sales			(40,000)	(13,000)
Gross profit			102,000	21,000
OPERATING EXPENSES
Research and development			734,000	1,025,000
General and administrative			9,328,000	5,971,000
Total operating expenses			10,062,000	6,996,000
Gain on disposition of fixed assets			73,000
Loss from operations			(9,887,000)	(6,975,000)
OTHER EXPENSE, NET
Interest expense, net			(4,900,000)	(3,335,000)
Change in fair value of warrants			(35,000)	(225,000)
Other income, net			11,000	13,000
Total other expense, net			(4,924,000)	(3,547,000)
NET LOSS			(14,811,000)	(10,522,000)
Net loss attributable to noncontrolling interest			8,000	60,000
NET LOSS ATTRIBUTABLE TO AGEX			$ (14,803,000)	$ (10,462,000)
NET LOSS PER COMMON SHARE:
BASIC			$ (13.72)	$ (9.70)
DILUTED			$ (13.72)	$ (9.70)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
BASIC			1,079	1,079
DILUTED			1,079	1,079
Contract Revenue [Member]
REVENUES
Total revenues			$ 3,000,000	$ 500,000
Grant Revenue [Member]
REVENUES
Total revenues			153,500	91,500
Other Revenues [Member]
REVENUES
Total revenues
Other Revenues [Member] | Agex Therapeutics Inc [Member]
REVENUES
Total revenues			65,000	34,000
Grant Revenues [Member]
REVENUES
Total revenues	$ 5,000	$ 30,000
Grant Revenues [Member] | Agex Therapeutics Inc [Member]
REVENUES
Total revenues			$ 77,000